Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Judicial Deposits
Schedule of judicial deposits

	12.31.2022	12.31.2021
Taxes claims (14.1)	444,134	405,739
Labor claims	125,862	106,376
.
Civil claims
Civil claims	39,597	53,438
Easements	14,726	18,407
Customers	4,862	3,867
	59,185	75,712
.
Other	3,277	3,304
	632,458	591,131